Stock Based Compensation	9 Months Ended	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Citadel Broadcasting Corp. [Member]
Stock Based Compensation

6. Stock Based Compensation

On September 16, 2011, the Company issued stock options to certain of its officers under the Cumulus Media Inc. 2011 Equity Incentive Plan for 17,748,000 shares of Class A common stock with an aggregate grant date fair value of $23.4 million. The options have an exercise price of $4.34 per share, and provide for vesting on each of the first four anniversaries of the date of grant, with 30.0% of each award vesting on each of the first two anniversaries thereof, and 20.0% of each award vesting on each of the next two anniversaries thereof.

In accordance with the terms of the Citadel Acquisition Agreement, each restricted stock award that was outstanding under Citadel's 2010 Equity Incentive Plan immediately prior to the effective time of the Citadel Acquisition was deemed to constitute, on the same terms and conditions as were applicable under the original award, an award of (i) cash consideration, (ii) stock consideration, or (iii) mixed consideration, as determined in accordance with the Citadel Acquisition Agreement. This conversion resulted in the issuance of 883,386 restricted shares of the Company's Class A common stock with an aggregate fair value of $2.2 million and payment of $17.6 million of cash consideration, of which $5.4 million was recognized in conjunction with the preliminary purchase price allocation for the portion of stock-based compensation expense related to the period prior to the Citadel Acquisition. The adjusted restricted shares will vest in full on June 3, 2012 or upon a termination without cause by the Company or for good reason by the employee, as defined under Citadel's 2010 Equity Incentive Plan.

During the second quarter of 2011, the Company granted 23,000 shares of time-vesting restricted Class A common stock, with an aggregate fair value on the date of grant of $0.1 million, or $4.43 per share, to the non-employee directors of the Company.

During the first quarter of 2011, the Company granted Mr. L. Dickey, the Company's chairman, president and chief executive officer, 160,000 shares of performance-vesting restricted Class A common stock and 160,000 shares of time-vesting restricted Class A common stock. The fair value on the date of grant of both of these awards was $1.6 million, or $4.87 per share. In addition, during the first quarter of 2011, the Company granted 170,000 shares of time-vesting Class A common stock, with an aggregate fair value on the date of grant of $0.8 million, or $4.87 per share, to certain other officers of the Company.

For the three and nine months ended September 30, 2011, the Company recognized approximately $1.6 million and $2.8 million, respectively, in stock-based compensation expense, including $1.0 million and $2.1 million, respectively, of non-cash stock-based compensation expense.

10. Stock-Based Compensation

Successor

The Company adopted the Citadel Broadcasting Corporation 2010 Equity Incentive Plan (the "2010 EI Plan") via approval of the Bankruptcy Court, effective as of the Emergence Date, which was amended on June 9, 2010. The 2010 EI Plan provides for grants of nonqualified stock options, incentive stock options, stock appreciation rights, performance awards, restricted stock units, restricted stock and other stock awards (collectively, the "Awards").

The aggregate number of shares of common stock available for delivery pursuant to Awards granted under the 2010 EI Plan is 10,000,000 shares, and as of June 30, 2011, the total number of shares that remain authorized, reserved, and available for issuance under the 2010 EI Plan was 5.8 million.

On a pre-tax basis, total stock-based compensation expense for the three and six months ended June 30, 2011 was $11.5 million and $23.6 million, respectively, excluding $0.6 million paid by the Company for taxes related to the vesting of stock awards for each of the three and six months ended June 30, 2011. The associated tax benefit related to the stock-based compensation expense for the three and six months ended June 30, 2011, was $4.6 million and $9.4 million, respectively. As of June 30, 2010, no share-based payments had been issued under the 2010 EI Plan; accordingly, the Company recognized no stock-based compensation expense during June 2010.

As of June 30, 2011, unrecognized pre-tax stock-based compensation expense was approximately $37.9 million and is expected to be recognized over a weighted average period of less than one year.

The following table summarizes the Successor's stock option activity for the six months ended June 30, 2011:

	Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Options of Common Stock
Outstanding as of January 1, 2011	3,267	$29.00
Granted	—	—
Exercised	—	—
Forfeited	—	—
Cancelled	(107)	29.00

Outstanding as of June 30, 2011	3,160	$29.00	9.4	$13,747

Vested or expected to vest as of June 30, 2011 (1)	3,110	$29.00	9.4	$13,527

Exercisable as of June 30, 2011	1,053,396	$29.00	9.4	$4,582

(1)	Options expected to vest represent the options outstanding reduced for estimated forfeitures.

No options were granted or exercised during the six months ended June 30, 2011.

The Successor's activity related to shares of nonvested stock for the six months ended June 30, 2011 is summarized as follows:

	Number of Nonvested Share Awards (in thousands)	Weighted- Average Grant Date Fair Value
Shares of Nonvested Class A Common Stock Awards
Nonvested awards as of January 1, 2011	1,207	$23.00
Granted	60	33.85
Awards vested	(594)	23.00
Forfeited	(20)	23.00

Nonvested awards as of June 30, 2011	653	$24.00

The total grant date fair value of awards of nonvested shares of class A common stock that vested during the six months ended June 30, 2011 was $13.7 million.

Predecessor

Total stock-based compensation expense for the periods from April 1, 2010 through May 31, 2010 and from January 1, 2010 through May 31, 2010 was $1.2 million and $1.9 million, respectively, on a pre-tax basis. No tax benefit was recognized with respect to this expense in the Predecessor periods since there was a valuation allowance against the Company's deferred tax asset. The Predecessor issued no share-based payments and there were no options exercised during the period from January 1, 2010 through May 31, 2010. The total fair value of awards of nonvested shares of common stock units that vested during the Predecessor period was $2.9 million.

Nonvested shares of the Predecessor's common stock and options to purchase shares of the Predecessor's common stock were generally granted under the Citadel Broadcasting Corporation Amended and Restated 2002 Stock Option and Award Plan (the "2002 Stock Option and Award Plan"). However, pursuant to the Emergence Plan, the 2002 Stock Option and Award Plan was terminated as of the Emergence Date and all share-based payments previously granted thereunder were canceled as of the Emergence Date. As of the Fresh-Start Date, approximately 7.5 million options to purchase common stock and 1.4 million nonvested shares were outstanding.